Guarantees, commitments and risks (Tables)	12 Months Ended
Dec. 31, 2017
Guarantees Commitments And Risks
Disclosure of detailed information about guarantees [text block]

Guarantees

	December 31, 2017			December 31, 2016
(€ million)	Unsecured guarantees	Other guarantees	Total	Unsecured guarantees	Other guarantees	Total
Consolidated subsidiaries		5,594	5,594		5,868	5,868
Unconsolidated subsidiaries		181	181		246	246
Consolidated joint operations		1	1		1	1
Joint ventures and associates	6,124	3,922	10,046	6,124	2,112	8,236
Others		352	352		202	202
	6,124	10,050	16,174	6,124	8,429	14,553

Disclosure of detailed information about commitments and risks [text block]	Commitments and risks
(€ million)	December 31, 2017	December 31, 2016
Commitments	14,498	20,682
Risks	691	605
	15,189	21,287

Disclosure of detailed information about value at risk - parametric method variance/covariance [text block]

The following table shows amounts in terms of VaR, recorded in 2017 (compared with 2016) relating to interest rate and exchange rate risks in the first section and commodity risk. Regarding the management of strategic liquidity, the sensitivity to change of interest rates is expressed by the values of  “Dollar Value per Basis Point” (DVBP).

(Value at risk — parametric method variance/covariance; holding period: 20 days; confidence level: 99%)

	2017				2016
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Interest rate(a)	3.76	1.72	2.38	2.58	5.27	2.55	3.62	3.42
Exchange rate(a)	0.57	0.08	0.22	0.26	0.34	0.04	0.14	0.17

________

(a)	Value at risk deriving from interest and exchange rates exposures include the following finance department: Eni Corporate Treasury Department, Eni Finance International SA, Banque Eni SA and Eni Finance USA Inc.

Disclosure of detailed information about value at risk - Historic simulation weighted method [text block]

(Value at risk — Historic simulation weighted method; holding period: 1 day; confidence level: 95%)

	2017				2016
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Commercial exposures - Management Portfolio(a)	21.14	5.15	12.24	5.15	19.03	4.23	10.24	9.41
Trading(b)	2.29	0.21	0.79	0.66	2.58	0.27	0.87	1.35

________

(a)	Refers to the Gas & LNG Marketing Power business line (risk exposure from Refining & Marketing business line and Gas & Power Division), Eni Trading & Shipping commercial portfolio, operating branches outside Italy pertaining to the Divisions and from October 2016 the Gas and Luce Business line. For the gas&power business lines, following the approval of the Eni’s Board of Directors on December 12, 2013, VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, in the year the VaR pertaining to GLP and EGL presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.
(b)	Cross-commodity proprietary trading, both for commodity contracts and financial derivatives, refers to Eni Trading & Shipping SpA (London-Bruxelles-Singapore) and Eni Trading & Shipping Inc (Houston).

Disclosure of detailed information about maturity analysis for finance debt repayments including interest charges and derivatives [text block]

The table below summarizes the Group main contractual obligations for finance liability repayments, including expected payments for interest charges and derivatives.

	Maturity year
(€ million)	2018	2019	2020	2021	2022	2023 and thereafter	Total
December 31, 2017
Non-current financial liabilities	2,000	4,084	2,857	1,279	1,246	10,810	22,276
Current financial liabilities	2,242						2,242
Fair value of derivative instruments	1,011	64	10	1	16		1,102
	5,253	4,148	2,867	1,280	1,262	10,810	25,620
Interest on finance debt	582	511	411	304	250	1,455	3,513
Financial guarantees	473						473

	Maturity year
(€ million)	2017	2018	2019	2020	2021	2022 and thereafter	Total
December 31, 2016
Non-current financial liabilities	2,988	2,090	4,044	2,914	1,285	10,332	23,653
Current financial liabilities	3,396						3,396
Fair value of derivative instruments	2,108	36	76		46	3	2,269
	8,492	2,126	4,120	2,914	1,331	10,335	29,318
Interest on finance debt	696	557	486	386	277	1,605	4,007
Financial guarantees	84						84

Disclosure of detailed information about group trade and other payables by maturity [text block]

Trade and other payables

The table below summarizes the Group trade and other payables by maturity.

	Maturity year
(€ million)	2018	2019 – 2022	2023 and thereafter	Total
December 31, 2017
Trade payables	10,890			10,890
Other payables and advances	5,858	19	26	5,903
	16,748	19	26	16,793

	Maturity year
(€ million)	2017	2018 – 2021	2022 and thereafter	Total
December 31, 2016
Trade payables	11,038			11,038
Other payables and advances	5,665	29	22	5,716
	16,703	29	22	16,754

Disclosure of detailed information about expected payments by period under contractual obligations [text block]

The table below summarizes the Group principal contractual obligations as of the balance sheet date, shown on an undiscounted basis.

	Maturity year
(€ million)	2018	2019	2020	2021	2022	2023 and thereafter	Total
Operating lease obligations(a)	883	525	485	371	329	1,939	4,532
Decommissioning liabilities(b)	348	411	398	375	207	13,047	14,786
Environmental liabilities	317	311	282	228	178	1,357	2,673
Purchase obligations(c)	10,989	9,862	8,223	8,233	8,071	62,452	107,830
- Gas
- take-or-pay contracts	8,644	8,708	7,452	7,542	7,553	60,345	100,244
- ship-or-pay contracts	1,272	760	516	468	380	1,291	4,687
- Other ship-or-pay obligations	110	99	87	73	59	161	589
- Other purchase obligations(d)	963	295	168	150	79	655	2,310
Other obligations	11	3	2	2	2	108	128
- Memorandum of intent relating Val d’Agri	11	3	2	2	2	108	128
	12,548	11,112	9,390	9,209	8,787	78,903	129,949

_________

(a)	Operating leases primarily regarded assets for drilling activities, time charter and long term rentals of vessels, lands, service stations and office buildings. Such leases generally did not include renewal options. There are no significant restrictions provided by these operating leases which limit the ability of the Company to pay dividend, use assets or to take on new borrowings.
(b)	Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration.
(c)	Represents any agreement to purchase goods or services that is enforceable and legally binding and that specifies all significant terms.
(d)	Mainly refers to arrangements to purchase capacity entitlements at certain regasification facilities in the U.S. (€948 million).

Disclosure of committed projects [text block]

The amounts shown in the table below include committed expenditures to execute certain environmental projects.

	Maturity year
(€ million)	2018	2019	2020	2021	2022 and thereafter	Total
Committed projects	6,309	5,688	4,717	3,375	3,770	23,859

Disclosure of detailed information about other information about financial instruments [text block]

The carrying amount of financial instruments and the relevant economic and equity effect consisted of the following:

	2017			2016
		Finance income (expense) recognized in			Finance income (expense) recognized in
(€ million)	Carrying amount	Profit and loss account	Other comprehensive income	Carrying amount	Profit and loss account	Other comprehensive income
Held-for-trading financial instruments
Securities(a)	6,012	(111)		6,166	(21)
Non-hedging and trading derivatives(b)	209	793		87	(465)
Held-to-maturity financial instruments
Securities(a)	73			75
Available-for-sale financial instruments
Securities(a)	207	9	(4)	238	9	(4)
Receivables and payables and other assets/liabilities valued at amortized cost
Trade receivables and other(c)	15,583	(958)		17,324	(1,116)
Financing receivables(a)	1,918	(116)		2,328	128
Trade payables and other(d)	16,793	(51)		16,754	287
Financing payables(a)	24,707	(1,137)		27,239	(291)
Net assets (liabilities) for hedging derivatives (e)		(42)	(6)		(524)	883

________

(a)	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.
(b)	In the profit and loss account, economic effects were recognized as loss within “Other operating income (loss)” for €44 million (income for €17 million in 2016) and as income within “Finance income (expense)” for €837 million (loss for €482 million in 2016).
(c)	In the profit and loss account, economic effects were essentially recognized as expense within “Purchase, services and other” for €933 million (expense for €840 million in 2016) (impairments net of reversal) and as expense for €25 million within “Finance income (expense)” (expense for €276 million in 2016) (exchange rate differences at year-end and amortized cost).
(d)	In the profit and loss account, exchange differences arising from accounts denominated in foreign currency and translated into euro at year-end were primarily recognized within “Finance income (expense)”.
(e)	In the profit and loss account, income or expense were recognized within “Net sales from operations” and “Purchase, services and other” as expense for €54 million (expense for €523 million in 2016) and as income within “Finance income (expense)” for €12 million (expense for €1 million in 2016) (time value component).

Disclosure of off setting of financial assets and financial liabilities [text block]

The table below summarizes the disclosures about the offsetting of financial instruments.

(€ million)	Gross amount of financial assets and liabilities	Gross amount of financial assets and liabilities subject to offsetting	Net amount of financial assets and liabilities
December 31, 2017
Financial assets
Trade and other receivables	16,952	1,215	15,737
Other current assets	2,852	1,279	1,573
Financial liabilities
Trade and other liabilities	17,963	1,215	16,748
Other current liabilities	2,794	1,279	1,515
December 31, 2016
Financial assets
Trade and other receivables	18,489	896	17,593
Other current assets	3,872	1,281	2,591
Financial liabilities
Trade and other liabilities	17,599	896	16,703
Other current liabilities	3,880	1,281	2,599